UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            2/4/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                     Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $105,615
                                       (thousands)


List of Other Included Managers:

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000) PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
ABBOTT LABS                   COM             002824100     1,504   29,300  SH          SOLE                 29,300   0       0
AEP INDS INC                  COM             001031103    21,875  926,140  SH          SOLE                926,140   0       0
ALTRIA GROUP INC              COM             02209S103     1,592   67,300  SH          SOLE                 67,300   0       0
AT&T INC                      COM             00206R102     1,826   65,700  SH          SOLE                 65,700   0       0
CAMPBELL SOUP CO              COM             134429109     1,224   34,800  SH          SOLE                 34,800   0       0
CLOROX CO DEL                 COM             189054109     1,517   23,100  SH          SOLE                 23,100   0       0
COCA COLA CO                  COM             191216100     1,563   26,900  SH          SOLE                 26,900   0       0
COCA COLA ENTERPRISES INC     COM             191219104     2,871  135,760  SH          SOLE                135,760   0       0
CROWN HOLDINGS INC            COM             228368106     7,661  267,297  SH          SOLE                267,297   0       0
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109     7,685  294,686  SH          SOLE                294,686   0       0
HASBRO INC                    COM             418056107     1,580   35,900  SH          SOLE                 35,900   0       0
HOME DEPOT INC                COM             437076102     7,337  233,389  SH          SOLE                233,389   0       0
ILLINOIS TOOL WKS INC         COM             452308109     7,340  157,100  SH          SOLE                157,100   0       0
JOHNSON & JOHNSON             COM             478160104     1,253   20,400  SH          SOLE                 20,400   0       0
KIMBERLY CLARK CORP           COM             494368103     1,165   18,100  SH          SOLE                 18,100   0       0
KRAFT FOODS INCS              CL A            50075N104     1,672   54,700  SH          SOLE                 54,700   0       0
MCDONALDS CORP                COM             580135101     1,522   20,600  SH          SOLE                 20,600   0       0
MEADWESTVACO CORP             COM             583334107     1,591   65,900  SH          SOLE                 65,900   0       0
PROCTER & GAMBLE CO           COM             742718109     9,769  165,362  SH          SOLE                165,362   0       0
SONOCO PRODS CO               COM             835495102     9,554  288,214  SH          SOLE                288,214   0       0
TIME WARNER CABLE INC         COM             88732J207     1,700   31,700  SH          SOLE                 31,700   0       0
UNITED TECHNOLOGIES CORP      COM             913017109     6,712   94,779  SH          SOLE                 94,779   0       0
VERIZON COMMUNICATIONS INC    COM             92343V104     1,763   55,600  SH          SOLE                 55,600   0       0
WAL MART STORES INC           COM             931142103     1,788   33,600  SH          SOLE                 33,600   0       0
3M CO                         COM             88579Y101     1,551   18,000  SH          SOLE                 18,000   0       0
                                                          105,615

SK 21884 0001 1169244